Note O - Fair Value of Financial Instruments - Level 3 Fair Value Measurements (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Other Real Estate Owned, Fair Value	$ 228	$ 822
Fair Value, Measurements, Nonrecurring [Member] | Valuation, Market Approach [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Impaired Loans [Member]
Impaired Loans, Fair Value	264
Impaired Loans, Fair Value	$ 264
Fair Value, Measurements, Nonrecurring [Member] | Valuation, Market Approach [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Impaired Loans [Member] | Minimum [Member]
Impaired Loans, Measurement Input	6.8
Fair Value, Measurements, Nonrecurring [Member] | Valuation, Market Approach [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Impaired Loans [Member] | Maximum [Member]
Impaired Loans, Measurement Input	66.7
Fair Value, Measurements, Nonrecurring [Member] | Valuation, Market Approach [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Impaired Loans [Member] | Weighted Average [Member]
Impaired Loans, Measurement Input	18
Fair Value, Measurements, Nonrecurring [Member] | Valuation, Market Approach [Member] | Measurement Input, Comparability Adjustment [Member] | Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Impaired Loans, Fair Value		756
Impaired Loans, Fair Value		$ 756
Fair Value, Measurements, Nonrecurring [Member] | Valuation, Market Approach [Member] | Measurement Input, Comparability Adjustment [Member] | Residential Portfolio Segment [Member] | Real Estate Loan [Member] | Minimum [Member]
Impaired Loans, Measurement Input		1.3
Fair Value, Measurements, Nonrecurring [Member] | Valuation, Market Approach [Member] | Measurement Input, Comparability Adjustment [Member] | Residential Portfolio Segment [Member] | Real Estate Loan [Member] | Maximum [Member]
Impaired Loans, Measurement Input		55.9
Fair Value, Measurements, Nonrecurring [Member] | Valuation, Market Approach [Member] | Measurement Input, Comparability Adjustment [Member] | Residential Portfolio Segment [Member] | Real Estate Loan [Member] | Weighted Average [Member]
Impaired Loans, Measurement Input		32.9
Fair Value, Measurements, Nonrecurring [Member] | Valuation, Market Approach [Member] | Measurement Input, Comparability Adjustment [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Impaired Loans, Fair Value		$ 216
Impaired Loans, Fair Value		$ 216
Fair Value, Measurements, Nonrecurring [Member] | Valuation, Market Approach [Member] | Measurement Input, Comparability Adjustment [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Maximum [Member]
Impaired Loans, Measurement Input		50
Fair Value, Measurements, Nonrecurring [Member] | Valuation, Market Approach [Member] | Measurement Input, Comparability Adjustment [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Weighted Average [Member]
Impaired Loans, Measurement Input		26.7
Fair Value, Measurements, Nonrecurring [Member] | Valuation, Market Approach [Member] | Measurement Input, Comparability Adjustment [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Other Real Estate Owned [Member]
Other Real Estate Owned, Fair Value		$ 822
Fair Value, Measurements, Nonrecurring [Member] | Valuation, Market Approach [Member] | Measurement Input, Comparability Adjustment [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Other Real Estate Owned [Member] | Minimum [Member]
Other Real Estate Owned, Measurement Input		5
Fair Value, Measurements, Nonrecurring [Member] | Valuation, Market Approach [Member] | Measurement Input, Comparability Adjustment [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Other Real Estate Owned [Member] | Maximum [Member]
Other Real Estate Owned, Measurement Input		40
Fair Value, Measurements, Nonrecurring [Member] | Valuation, Market Approach [Member] | Measurement Input, Comparability Adjustment [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Other Real Estate Owned [Member] | Weighted Average [Member]
Other Real Estate Owned, Measurement Input		18.1
Fair Value, Measurements, Recurring [Member] | Valuation, Market Approach [Member] | Measurement Input, Comparability Adjustment [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Minimum [Member]
Impaired Loans, Measurement Input		1.6